INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Property
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	0.25%
Impact of +25bps DR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,495
Impact of +25bps TCR | Property
Disclosure of fair value measurement of assets [line items]
Total	1,833
Impact of +25bps DR and +25bps TCR or +25bps ICR | Property
Disclosure of fair value measurement of assets [line items]
Total	3,212
Core Office | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	555
Core Office | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	827
Core Office | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	1,351
Core Retail | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	443
Core Retail | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	698
Core Retail | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	1,061
LP Investments - Office | Impact of +25bps DR
Disclosure of fair value measurement of assets [line items]
Total	497
LP Investments - Office | Impact of +25bps TCR
Disclosure of fair value measurement of assets [line items]
Total	308
LP Investments - Office | Impact of +25bps DR and +25bps TCR or +25bps ICR
Disclosure of fair value measurement of assets [line items]
Total	$ 800